ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Xueda Education Group (the “Company”) was incorporated under the laws of the Cayman Islands on April 24, 2009.  The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries and schools (collectively the “Group”) are primarily engaged in providing private personalized tutoring services for primary and secondary school students in the People’s Republic of China (“PRC”).

As of December 31, 2012, details of the Company’s subsidiaries and VIE and VIE’s significant subsidiaries and schools were as follows:

Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”)	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited (“Xueda HK”)	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”)	Jul 13, 2009	PRC	Nil	*

VIE’s significant subsidiaries and schools:
Taiyuan Xueda Education & Training School(1)	Dec 8, 2008	PRC	Nil	*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	Nil	*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	Nil	*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	Nil	*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	Nil	*
Jinan Xueda Education & Training School(1)	Dec 17, 2009	PRC	Nil	*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 09, 2010	PRC	Nil	*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	Nil	*
Shenyang Xueda Education & Training School(1)	Aug 10, 2010	PRC	Nil	*
Nanjing Xueda Education & Training School(1)	Sep 30, 2010	PRC	Nil	*
Xi’an Beilin District Xueda Education & Training School(1)	Dec 14, 2010	PRC	Nil	*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	Nil	*
Shanghai Jinshan District Xueda Education School of Continuing Studies(1)	Dec 16, 2010	PRC	Nil	*
Beijing Chaoyang Xueda Training School(1)	Jan 25, 2011	PRC	Nil	*
Beijing Haidian Xueda Training School(1)	May 31, 2011	PRC	Nil	*

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                     These private schools are established and controlled by Xueda Information or its subsidiaries.  Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”.  The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

History of the Group and corporate reorganization

The Group’s history began with the commencement of operation of Xueda Education Technology (Beijing) Co., Ltd. (“Xueda Technology”), a limited liability company incorporated by a group of individuals in the PRC in September 2001 to provide private personalized tutoring services for primary and secondary school students.

The equity interest structure of Xueda Technology had been as follows since the incorporation of Xueda Technology till March 2008:

Percentage
Beneficial owners	of ownership
%

Rubin Li	33.00
Xin Jin	38.00
Jinbo Yao	22.00
Changyong Zhu	4.00
Qiang Deng	3.00
Total	100.00

In March 2008, CDH Xueda Education Limited (“CDH Xueda Education”) and Beijing Century Hui Ce Investment Consultancy Co., Ltd (“Century Hui Ce”), a company owned by three individual investors, subscribed for convertible redeemable preferred share interests in Xueda Technology, which represented 23.16% and 10.17%, respectively, of the total equity interest on an as converted basis, with cash of $2,269 and $996, respectively.

Upon the investments of CDH Xueda Education and Century Hui Ce, the equity interest structure of Xueda Technology was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00

On April 24, 2009, Xueda Education Group (the “Company”) was incorporated in the Cayman Islands to be the holding company of the Group.  The individual ordinary shareholders subscribed for 100% of the ordinary shares of the Company issued and outstanding, and CDH Xueda Education and Century Hui Ce subscribed for convertible redeemable preferred shares, all in the same proportions as they held in Xueda Technology.

The equity structure of the Company was therefore identical with that of Xueda Technology upon the incorporation of the Company and was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00

The Company subsequently incorporated two wholly owned holding subsidiaries, Xueda HK in Hong Kong, and Xuecheng Century in the PRC.

In July 2009, Xueda Information was established to carry on the business of Xueda Technology.  In August 2009, Xuecheng Century entered into a series of contractual agreements with Xueda Information whereby Xueda Information became a VIE of Xuecheng Century.  (See below for a description of the VIE arrangements under which Xuecheng Century, ultimately the company, becomes the primary beneficiary of the VIE.) From November 2009 to June 2010, all business, assets and liabilities held by Xueda Technology were transferred to Xueda Information.

At the time of concluding the VIE arrangements, the ultimate beneficial shareholders of Xueda Information and Xueda Technology were identical with no shareholder having, before or after the reorganization, a controlling interest.

The Company has therefore accounted for this as a recapitalization with no change in the basis of the assets and liabilities of Xueda Technology and the consolidated financial statements of the Company for the period prior to its incorporation comprise those of Xueda Technology but with the share capital of the Company upon the reorganization event reflected as if it were the historical share capital for all periods presented.

The VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from holding equity interest in PRC education companies.  As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.  Accordingly, Xuecheng Century, the Company’s wholly owned subsidiary in the PRC, as a foreign invested company, may be deemed to be ineligible to engage in education business in the PRC.

The Company therefore conducts substantially all of its activities through the VIE, Xueda Information, and its subsidiaries and schools in the PRC.  The VIE and its subsidiaries and schools hold leases and other assets necessary to operate the Company’s learning centers, provide tutoring services and generate all of the Company’s revenues. To provide the Company the power to control and the ability to receive substantially all of the expected residual returns of the VIE and its subsidiaries and schools, Xuecheng Century entered into a series of contractual arrangements with Xueda Information and its shareholders in August 2009.

•                                          Agreements that transfer economic benefits to Xuecheng Century

Exclusive technology consulting and management service agreement

Pursuant to the exclusive consulting and management service agreement between Xueda Information and Xuecheng Century, Xuecheng Century has the exclusive right to provide to Xueda Information consulting services, technical support and training services, including industry and customer research, employee training, IT system maintenance and support, website and network construction and maintenance, and other services.  Xuecheng Century is entitled to charge Xueda Information an annual service fee and adjust the service fee rate from time to time according to the amount of services it has provided to Xueda Information.  The annual service fee amounts are determined at Xuecheng Century’s sole discretion. The terms of the exclusive consulting and management service agreement are 10 years and can be automatically extended for an additional 10 years at Xuecheng Century’s discretion.  Xuecheng Century has the right to terminate this agreement, at any time during the term of this agreement, by 30-day prior written notice to Xueda Information, whereas Xueda Information may only terminate this agreement on the ground of Xuecheng Century’s gross negligence, fraud or other illegal act, or bankruptcy, lawful dissolution or termination of Xueda Information.

Pledge agreement

Pursuant to the equity pledge agreement between Xuecheng Century and the nominee shareholders of Xueda Information, the nominee shareholders of Xueda Information pledged all of their equity interests in Xueda Information to Xuecheng Century to guarantee Xueda Information’s performance of its obligations under the exclusive technology consulting and management service agreement. If Xueda Information breaches its contractual obligations under that agreement, Xuecheng Century, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of Xueda Information agree that, without prior written consent of Xuecheng Century, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Xuecheng Century’s interest. During the term of the equity pledge agreement, Xuecheng Century is entitled to receive all income in cash or otherwise generated from the pledged equity interests, such as all dividends paid on the pledged equity interests. The pledge agreement has an initial term of 10 years, and will remain effective for as long as the exclusive technology consulting and management service agreement is effective.

•                                          Agreements that provide Xuecheng Century effective control over Xueda Information

Power of attorney

Pursuant to the power of attorney, the nominee shareholders of Xueda Information each executed an irrevocable power of attorney assigning Xuecheng Century or any person designated by Xuecheng Century as their attorney-in-fact to vote on their behalf on all matters of Xueda Information requiring shareholder approval under PRC laws and regulations and the articles of association of Xueda Information.

The Articles of Incorporation of Xueda Information states that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan.  Therefore, through the irrevocable power of attorney arrangement, Xuecheng Century has the ability to exercise effective control over Xueda Information through shareholder votes and, through such votes, to also control the composition of the board of directors and thus appoint the senior management of Xueda Information. The power of attorneys will remain effective for as long as the nominee shareholders are shareholders of Xueda Information.

Pursuant to the exclusive purchase right contract, Xuecheng Century has the exclusive and irrevocable right to purchase or designate another party to purchase from the nominee shareholders the equity interest in Xueda Information at the lowest amount of consideration permitted by the PRC law when and to the extent that applicable PRC law permits Xuecheng Century to own all or part of such equity interest in Xueda Information. This agreement will terminate upon the lawful transfer of all equity interests in Xueda Information to Xuecheng Century. Through the exclusive purchase right contract, each of Xueda Information’s shareholders irrevocably granted Xuecheng Century an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities as nominee shareholders of its choice to replace the existing shareholders of Xueda Information, which constitutes a substantive kick-out right that is exercisable and enforceable under current PRC laws and regulations. This kickout right reinforces Xuecheng Century’s ability to direct the activities that most significantly impact Xueda Information’s economic performance.

As a result of these contractual arrangements, Xuecheng Century has (1) the power to direct the activities of Xueda Information that most significantly impact Xueda Information’s economic performance through its control over the board of directors and management of Xueda Information and (2) the right to receive economic benefits from Xueda Information, and accordingly, the Company has consolidated the financial results of Xueda Information and its subsidiaries and schools in the consolidated financial statements for all the periods presented.

In concluding that the Company is the primary beneficiary of Xueda Information, the Company believes that the powers of attorney are valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through Xuecheng Century, to vote on all matters requiring shareholder approval for Xueda Information. In addition, the Company believes that the exclusive purchase right contract provides the Company, through Xuecheng Century, with a substantive kickout right. More specifically, the terms of the exclusive purchase right contract are exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC laws to exercise such purchase right does not represent a financial barrier or disincentive for the Company, through Xuecheng Century, to exercise such purchase right. The Company’s rights under the powers of attorney and the exclusive purchase right contract provide the Company with control over the shareholders of Xueda Information and thus provide the Company with the power to direct the activities that most significantly impact Xueda Information’s economic performance.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with Xueda Information and its shareholders are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations currently in effect. However, substantial uncertainties exist regarding the interpretation of current and future PRC laws, regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

•                                          revoke the business and operating licenses of our PRC subsidiaries or consolidated affiliated entities;

•                                          restrict the rights to collect revenues from any of our PRC subsidiaries;

•                                          discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or consolidated affiliated entities;

•                                          require our PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;

•                                          take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

•                                          impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business.  In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and its subsidiaries and schools or the right to receive their economic benefits, the Company would no longer be able to consolidate the financial results of the VIE, its subsidiaries or schools.

The Company’s ability to control Xueda Information depends on the powers of attorney that enable Xuecheng Century to vote on all matters requiring shareholder approval for Xueda Information. As noted above, the Company believes these powers of attorney are valid, binding and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

Certain shareholders of Xueda Information are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of Xueda Information. Their interests as beneficial owners of Xueda Information may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of Xueda Information, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of Xueda Information will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of Xueda Information should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of Xueda Information arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Group’s tutoring business has been directly operated by (and as a result all of the Group’s revenues have been generated from) the VIE and its subsidiaries and schools. The Company has consolidated the net revenues of Xueda Information and its subsidiaries and schools in its consolidated financial statements in accordance with U.S. GAAP. For the years ended December 31, 2010, 2011 and 2012, $155,019, $223,379 and $294,047, or 100%, 100% and 100%, respectively, of the Company’s total net revenues were attributable to Xueda Information and its subsidiaries and schools as they conducted all of the tutoring business. As of December 31, 2011 and 2012, Xueda Information and its subsidiaries and schools accounted for an aggregate of 39% and 49%, respectively, of the Group’s consolidated total assets, and 99% and 86%, respectively, of the Group’s consolidated total liabilities. The assets not associated with the Xueda Information and its subsidiaries and schools primarily consisted of cash held by Xueda Education Group, Xueda HK and Xuecheng Century. The financial information of the VIE and VIE’s subsidiaries and schools as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2011	2012

Cash and cash equivalents	50,346	61,418
Prepaid expense and other current assets	15,489	11,402
Total current assets	77,336	107,348
Total assets	113,157	154,133
Deferred revenue	101,404	133,792
Total current liabilities	105,624	132,407
Total liabilities	127,933	161,313
Total equity	(14,776)	(7,180)

	Years ended December 31,
	2010	2011	2012

Net revenues	155,019	223,379	294,047
Net income (loss)	3,550	(2,056)	6,282
Net cash provided by operating activities	35,510	17,355	48,370
Net cash used in investing activities	(34,374)	(7,095)	(37,363)
Net cash provided by financing activities	353	—	—

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.